Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

July 11, 2025

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (“Trust”)
File Nos.	33-72424

811-8194

POST-EFFECTIVE AMENDMENT NO. 296

Dear Sir/Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 296 to the Fund’s 1933 Act Registration Statement on Form N-1A and Amendment No. 297 to its 1940 Act Registration Statement. PEA 296 is being filed with respect to one series of the Trust, the ALPS Global Opportunity Fund (the “Fund”), to, among other things: (i) change the investment objective of the Fund; (ii) revise the principal investment strategies of the Fund; and (iii) revise the principal investment risks of the Fund.

The SEC Staff is requested to address any comments on this filing to Davis Graham & Stubbs LLP, counsel for the Trust, to the attention of Peter H. Schwartz at (303) 892-3781.

Sincerely,

/s/ Brendan Hamill
Brendan Hamill
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP